February 6, 2023

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital World Growth and Income Fund

File Nos. 033-54444 and 811-07338

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on January 31, 2023 of the Registrant’s Post-Effective Amendment No. 58 under the Securities Act of 1933 and Amendment No. 60 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Jennifer L. Butler

Jennifer L. Butler

Secretary